Significant accounting policies - Disclosure of restatement on the consolidated statement of changes in equity due to change in presentation of warrants (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity balance as of beginning of the year	€ 71,497	€ 86,967	€ 82,205
(Loss) / Profit for the year	(434,385)	1,669	6,887
Total comprehensive (loss) / income for the year	(430,105)	(9,354)	9,095
Share issue related cost	115,113
Exercises of warrants	1,140
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	333,385	(4,910)	(3,886)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	(1,711)	(1,206)	(447)
Equity balance as of end of the year	(100,590)	71,497	86,967
Warrants
Equity balance as of beginning of the year	0
Share issue related cost	20,200
Equity balance as of end of the year	0	0
Accumulated losses
Equity balance as of beginning of the year	(317,195)	(312,455)	(313,262)
(Loss) / Profit for the year	(432,972)	(3,532)	2,350
Total comprehensive (loss) / income for the year	(432,972)	(3,532)	2,350
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(1,194)	(64)	(5)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	(2,331)	(1,144)	(1,538)
Equity balance as of end of the year	(753,692)	(317,195)	(312,455)
Equity
Equity balance as of beginning of the year	63,121	78,541	73,300
(Loss) / Profit for the year	(432,972)	(3,532)	2,350
Total comprehensive (loss) / income for the year	(428,044)	(14,237)	4,501
Share issue related cost	115,113
Exercises of warrants	1,140
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	333,540	(64)	(5)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	(2,330)	(1,119)	745
Equity balance as of end of the year	(107,369)	63,121	78,541
Non-controlling interests
Equity balance as of beginning of the year	8,376	8,426	8,905
(Loss) / Profit for the year	(1,413)	5,201	4,537
Total comprehensive (loss) / income for the year	(2,061)	4,883	4,594
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(155)	(4,846)	(3,881)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	619	(87)	(1,192)
Equity balance as of end of the year	6,779	8,376	€ 8,426
As previously reported
Equity balance as of beginning of the year	71,497
(Loss) / Profit for the year	(423,529)
Total comprehensive (loss) / income for the year	(419,249)
Share issue related cost	135,309
Exercises of warrants	1,068
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	353,509
Total contribution by and distribution to owners of the parent, recognized directly in Equity	(1,712)
Equity balance as of end of the year	(69,611)	71,497
As previously reported | Warrants
Equity balance as of beginning of the year	0
Share issue related cost	20,196
Exercises of warrants	(72)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	20,124
Equity balance as of end of the year	20,124	0
As previously reported | Accumulated losses
Equity balance as of beginning of the year	(317,195)
(Loss) / Profit for the year	(422,116)
Total comprehensive (loss) / income for the year	(422,116)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(1,194)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	(2,331)
Equity balance as of end of the year	(742,836)	(317,195)
As previously reported | Equity
Equity balance as of beginning of the year	63,121
(Loss) / Profit for the year	(422,116)
Total comprehensive (loss) / income for the year	(417,188)
Share issue related cost	135,309
Exercises of warrants	1,068
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	353,664
Total contribution by and distribution to owners of the parent, recognized directly in Equity	(2,331)
Equity balance as of end of the year	(76,390)	63,121
As previously reported | Non-controlling interests
Equity balance as of beginning of the year	8,376
(Loss) / Profit for the year	(1,413)
Total comprehensive (loss) / income for the year	(2,061)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(155)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	619
Equity balance as of end of the year	6,779	8,376
Adjustments
Equity balance as of beginning of the year	0
(Loss) / Profit for the year	(10,856)
Total comprehensive (loss) / income for the year	(10,856)
Share issue related cost	(20,196)
Exercises of warrants	72
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(20,124)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	1
Equity balance as of end of the year	(30,979)	0
Adjustments | Warrants
Equity balance as of beginning of the year	0
Share issue related cost	(20,196)
Exercises of warrants	72
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(20,124)
Equity balance as of end of the year	(20,124)	0
Adjustments | Accumulated losses
Equity balance as of beginning of the year	0
(Loss) / Profit for the year	(10,856)
Total comprehensive (loss) / income for the year	(10,856)
Equity balance as of end of the year	(10,856)	0
Adjustments | Equity
Equity balance as of beginning of the year	0
(Loss) / Profit for the year	(10,856)
Total comprehensive (loss) / income for the year	(10,856)
Share issue related cost	(20,196)
Exercises of warrants	72
Total contribution by and distribution to owners of the parent, recognized directly in Equity (Restated)	(20,124)
Total contribution by and distribution to owners of the parent, recognized directly in Equity	1
Equity balance as of end of the year	(30,979)	0
Adjustments | Non-controlling interests
Equity balance as of beginning of the year	0
Equity balance as of end of the year	€ 0	€ 0